UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                ------------------

Check here if Amendment [ ]; Amendment Number:  22342234
This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FNY MANAGED ACCOUNTS LLC
         -------------------------
Address: 90 PARK AVENUE, 5TH FLOOR
         -------------------------
         NEW YORK, NY 10016
         -------------------------

Form 13F File Number:  028-12541

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     HARRIS SUFIAN
          ---------------
Title:    MANAGING MEMBER
          ---------------
Phone:    (212) 331-6853
          ---------------

Signature, Place, and Date of Signing:

        HARRIS SUFIAN                   NEW YORK, NY           October 19, 2010
------------------------------     ----------------------     ------------------
          Signature                     City, State                  Date

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Include Managers:       0
Form 13F Information Tableentry Total:  38
Form 13F Information table Value Total: $118,750,000
List of Other Included Managers:        NONE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM NEW          000886309 1273     100500    SH      Sole                 Sole
ALCON INC                      COM SHS          H01301102 279      1672      SH      Sole                 Sole
ALLEGHENY ENERGY INC           COM              017361106 380      15495     SH      Sole                 Sole
ALLSCRIPTS HEALTHCARE SOLUTN   COM              01988P108 676      36612     SH      Sole                 Sole
AMERICREDIT CORP               COM              03060R101 1756     71790     SH      Sole                 Sole
ARCSIGHT INC                   COM              039666102 980      22500     SH      Sole                 Sole
BURGER KING HLDGS INC          COM              121208201 9036     378405    SH      Sole                 Sole
COGENT INC                     COM              19239Y108 399      37500     SH      Sole                 Sole
COMPELLENT TECHNOLOGIES INC    COM              20452A108 321      17645     SH      Sole                 Sole
DISCOVERY COMMUNICATNS NEW     COM SER C        25470F302 2493     65290     SH      Sole                 Sole
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105 2319     46260     SH      Sole                 Sole
DYNEGY INC DEL                 COM              26817G300 1107     227250    SH      Sole                 Sole
ERICSSON L M TEL CO            ADR B SEK 10     294821608 196      17900     SH P    Sole                 Sole
ERICSSON L M TEL CO            ADR B SEK 10     294821608 196      17900     SH      Sole                 Sole
GENERAL GROWTH PPTYS INC       COM              370021107 626      40125     SH      Sole                 Sole
GENZYME CORP                   COM              372917104 5522     78000     SH      Sole                 Sole
HERTZ GLOBAL HOLDINGS INC      COM              42805T105 473      44630     SH      Sole                 Sole
HEWITT ASSOCS INC              COM              42822Q100 11279    223660    SH      Sole                 Sole
L-1 IDENTITY SOLUTIONS INC     COM              50212A106 6862     585000    SH      Sole                 Sole
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115 196      120000    SH      Sole                 Sole
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107 1610     156450    SH      Sole                 Sole
MARINER ENERGY INC             COM              56845T305 3710     153136    SH      Sole                 Sole
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100 839      15000     SH      Sole                 Sole
MCAFEE INC                     COM              579064106 16824    355983    SH      Sole                 Sole
MEAD JOHNSON NUTRITION CO      COM              582839106 244      4290      SH      Sole                 Sole
NBTY INC                       COM              628782104 7009     127485    SH      Sole                 Sole
NETEZZA CORP                   COM              64111N101 2654     98490     SH      Sole                 Sole
PACTIV CORP                    COM              695257105 10617    321930    SH      Sole                 Sole
POTASH CORP SASK INC           COM              73755L107 7017     48884     SH      Sole                 Sole
PSYCHIATRIC SOLUTIONS INC      COM              74439H108 5733     170883    SH      Sole                 Sole
QEP RES INC                    COM              74733V100 226      7500      SH      Sole                 Sole
SAMSON OIL & GAS LTD           SPON ADR         796043107 54       40000     SH      Sole                 Sole
SAVIENT PHARMACEUTICALS INC    COM              80517Q100 686      30000     SH C    Sole                 Sole
SAVIENT PHARMACEUTICALS INC    COM              80517Q100 686      30000     SH      Sole                 Sole
SPDR GOLD TRUST                GOLD SHS         78463V107 3198     25000     SH C    Sole                 Sole
SPDR S&P 500 ETF TR            TR UNIT          78462F103 8560     75000     SH P    Sole                 Sole
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417 813      20310     SH      Sole                 Sole
ZYMOGENETICS INC               COM              98985T109 1901     195000    SH      Sole                 Sole